Fair Value Measurement (Reconciliation of Fair Value Measurements) (Details)	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Dining Secretary [Member] CNY	Dec. 31, 2010 Dining Secretary [Member] CNY	Dec. 31, 2011 Available-for-sale securities [Member] USD ($)	Dec. 31, 2011 Available-for-sale securities [Member] CNY	Dec. 31, 2010 Available-for-sale securities [Member] CNY	Dec. 31, 2009 Available-for-sale securities [Member] CNY
Fair value, assets measured on recurring basis, unobservable input reconciliation [Line Items]
Fair value of Level 3 investment, beginning balance					$ 10,393,361	65,414,773	66,000,000	0
Investment in series B preferred shares			0	66,670,000
Transfer in and/or out of level 3	0	0
Effect of exchange rate change	(3,061,000)	(670,000)
Change in fair value of investment			2,475,773
Fair value of Level 3 investment, ending balance					$ 10,393,361	65,414,773	66,000,000	0